                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.
Title:   President
Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ John D. Doyle, Jr.               Lynchburg, VA                 01/06/2010
---------------------------          -------------                 ----------
     [Signature]                     [City, State]                   [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          65

Form 13F Information Table Value Total:     102,586
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
          NAME OF              TITLE OF                VALUE     SHRS OR                     INVESTMENT    VOTING   AUTHORITY
          ISSUER                 CLASS      CUSIP    (X $1000)    PM AMT   SH/PRN  PUT/CALL  DISCRETION     SOLE     SHARED    NONE
-----------------------------  ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ---------  ----
ABB Ltd                        common     000375204        308     16,125                       Sole        16,125
Archer Daniels Midland         common     039483102        360     11,505                       Sole        11,505
Abbott Labs                    common     002824100      2,792     51,719                       Sole        51,719
A T & T                        common     00206R102      1,090     38,878                       Sole        38,878
A T & T Pfd 6.375%             preferred  00211G208      1,214     45,500                       Sole        45,500
Bank of America                common     060505104        932     61,916                       Sole        61,916
BB&T                           common     054937107        776     30,590                       Sole        30,590
Becton Dickinson               common     075887109        750      9,505                       Sole         9,505
BHP Billiton                   common     088606108      2,403     31,379                       Sole        31,379
Blackrock Insd Muni            common     092474105        220     21,006                       Sole        21,006
Boeing                         common     097023105        624     11,525                       Sole        11,525
BP                             common     055622104      1,044     18,007                       Sole        18,007
Burlington N Sant              common     12189T104        718      7,282                       Sole         7,282
Canadian Natl Railway          common     136375102      1,044     19,200                       Sole        19,200
Caterpillar                    common     149123101      1,190     20,875                       Sole        20,875
Chesapeake Energy              common     165167107      1,343     51,900                       Sole        51,900
Chevron Corp                   common     166764100        855     11,100                       Sole        11,100
Cisco                          common     17275R102      1,043     43,575                       Sole        43,575
Claymore Solar Energy ETF      common     18383M621        147     14,300                       Sole        14,300
Coca-Cola                      common     191216100      1,743     30,577                       Sole        30,577
Conoco Phillips                common     20825C104      2,521     49,356                       Sole        49,356
Consolidated Edison            common     209115104        204      4,500                       Sole         4,500
Corning Inc                    common     219350105        541     28,000                       Sole        28,000
CSX                            common     126408103        228      4,701                       Sole         4,701
CVS/Caremark                   common     126650100      1,991     61,810                       Sole        61,810
Developers Diversified Rlty    common     251591103        237     25,614                       Sole        25,614
Devon Energy                   common     25179M103        623      8,475                       Sole         8,475
Dominion Resources             common     25746U109      1,250     32,114                       Sole        32,114
Exelon Corp                    common     30161N101      1,653     33,825                       Sole        33,825
Exxon- Mobil                   common     30231G102      7,619    111,729                       Sole       111,729
Fedex Corp                     common     31428X106        776      9,301                       Sole         9,301
FPL Group                      common     302571104      1,078     20,400                       Sole        20,400
GE                             common     369604103      2,913    192,513                       Sole       192,513
Health Care REIT               common     42217K106        309      6,975                       Sole         6,975
Hewlett Packard                common     428236103      1,299     25,225                       Sole        25,225
Intel                          common     458140100        240     11,755                       Sole        11,755
International Bus. Mach.       common     459200101      2,134     16,303                       Sole        16,303
ishares Healthcare Ind         common     464287762      1,077     16,875                       Sole        16,875
ishares Lehman 1-3 yr Trs      common     464287547      1,247     15,026                       Sole        15,026
ishares S&P Natl Muni          common     464288414        464      4,515                       Sole         4,515

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
ishares Technology Index       common     464287721        800     13,900                       Sole        13,900
ITT Industries                 common     450911102     11,791     36,000                       Sole        36,000
Jacobs Engineering             common     469814107      1,000     26,600                       Sole        26,600
Johnson & Johnson              common     478160104      4,981     77,333                       Sole        77,333
Lincoln Natl Corp              common     534187109        636     25,559                       Sole        25,559
Lowes Companies                common     548661107      1,065     45,550                       Sole        45,550
3M                             common     604059105      1,973     23,868                       Sole        23,868
Modine                         common     607828100        132     11,175                       Sole        11,175
Norfolk Southern               common     655844108      2,207     42,093                       Sole        42,093
Norvartis ADR                  common     66987V109        668     12,275                       Sole        12,275
Nuveen Municipal Value         common     670928100      1,262    130,250                       Sole       130,250
PepsiCo                        common     713448108      4,666     76,743                       Sole        76,743
Philip Morris Intl             common     718172109        362      7,511                       Sole         7,511
Plum Creek Timber              common     729251108        678     17,950                       Sole        17,950
Procter & Gamble               common     742718109      6,255    103,172                       Sole       103,172
Progress Energy                common     743263105        651     15,862                       Sole        15,862
Charles Schwab Corp            common     808513105        596     31,650                       Sole        31,650
SPDR Short Term Muni Bk        common     78464A425        288     12,000                       Sole        12,000
SPDR Tr I Unit Ser 1           common     78462F103        660      5,924                       Sole         5,924
United Parcel Service          common     911312106        647     11,275                       Sole        11,275
United Technologies            common     913017109      5,315     76,581                       Sole        76,581
Vanguard Div Apprec ETF        common     921908844        847     18,075                       Sole        18,075
Verizon                        common     92343V104      3,553    107,235                       Sole       107,235
WalMart                        common     931142103      2,257     42,225                       Sole        42,225
Wells Fargo                    common     949746101        296     10,973                       Sole        10,973
                                                       102,586  2,207,255                                2,207,255